4. CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS	3 Months Ended
Mar. 31, 2013
Notes to Financial Statements
Note 4. CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS	Cash, cash equivalents and short-term investments consist of cash at bank and in hand of $55,107,941 as at March 31, 2013 (December 31, 2012 - $4,255,508).